UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Principal Amount	General Obligation Bonds (4.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$341,144

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,959,532
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	614,694

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	414,060
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	670,432
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	911,578
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	938,914

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/NR/NR	660,621
635,000	4.000%, 06/01/26	Aa2/NR/NR	680,574
660,000	4.000%, 06/01/27	Aa2/NR/NR	705,335

	Total General Obligation Bonds		9,896,884

	Revenue Bonds (83.2%)

	State Agency (22.5%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,079,780
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,328,740
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,345,160
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,187,860

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,580,602
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	451,308
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	689,088
480,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	489,725
930,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	948,628

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,863
205,000	4.250%, 08/01/19 NPFG Insured	A3/A+/NR	205,334
210,000	4.250%, 08/01/20 NPFG Insured	A3/A+/NR	210,895
200,000	4.375%, 08/01/22 NPFG Insured	A3/A+/NR	201,726
240,000	4.500%, 08/01/23 NPFG Insured	A3/A+/NR	242,071
255,000	4.500%, 08/01/24 NPFG Insured	A3/A+/NR	258,312
290,000	4.500%, 08/01/27 NPFG Insured	A3/A+/NR	293,767
245,000	4.600%, 08/01/28 NPFG Insured	A3/A+/NR	248,185
315,000	4.625%, 08/01/29 NPFG Insured	A3/A+/NR	319,092
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	391,673
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	317,914
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	465,024
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	479,426
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	492,988
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	517,151

	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,849,330

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A/A+	1,149,710
625,000	4.000%, 04/01/26 Project 105	A2/A/A+	674,306
655,000	4.000%, 04/01/27 Project 105	A2/A/A+	703,660
1,500,000	5.000%, 10/01/29 Project 106	A1/A/A+	1,695,165
770,000	5.000%, 08/01/23 Project 108	A1/A/A+	884,322
3,000,000	5.000%, 08/01/33 Project 108	A1/A/A+	3,430,140
5,000,000	5.000%, 08/01/32 Project 110	A1/A/A+	5,735,250
2,040,000	5.000%, 11/01/27 Project 112	A1/A/A+	2,409,791
1,425,000	5.000%, 11/01/28 Project 112	A1/A/A+	1,671,083
2,500,000	5.000%, 02/01/31 Project 112	A1/A/A+	2,887,275
845,000	3.000%, 04/01/20 Project 113	A2/A/A+	861,199
875,000	3.000%, 04/01/21 Project 113	A2/A/A+	897,890
895,000	3.000%, 04/01/22 Project 113	A2/A/A+	926,057
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,075,836
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,577,995
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,515,892
1,000,000	5.000%, 04/01/23 Project 115	A1/A/A+	1,139,540
1,000,000	5.000%, 04/01/29 Project 115	A1/A/A+	1,176,270
2,000,000	5.000%, 05/01/30 Project 117	A1/A/A+	2,360,720
500,000	5.000%, 05/01/36 Project 117	A1/A/A+	578,615
320,000	5.250%, 02/01/28 AGC Insured	NR/AA/NR	332,390
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	352,077

	Total State Agency		51,984,825

	Airports (6.3%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,726,983
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	443,520
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,493,235
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	827,895
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	283,169
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	299,214
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	328,422
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	360,683
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	398,292

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,367,273
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,675,959
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,317,033

	Total Airports		14,521,678

	Higher Education (8.4%)

	Boyle County, Kentucky College Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,437,614
1,000,000	5.000%, 06/01/29	A3/A/NR	1,183,610

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A/NR	1,324,400
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	966,335

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	387,832
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	401,037
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	411,072

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,467,437

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement, Bellarmine University Project
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,538,882

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,156,080
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,085,670

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,061,622

	Northern Kentucky University General Receipts
1,095,000	4.000%, 09/01/21 Series B	A1/NR/NR	1,179,556
1,190,000	4.000%, 09/01/22 Series B	A1/NR/NR	1,302,062

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A3/A+/NR	1,105,000

	Western Kentucky University General Receipts
485,000	4.000%, 09/01/29 Series B AGMC Insured	A1/AA/NR	524,814

	Total Higher Education		19,533,023

	Hospital (15.0%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB-/A-	2,104,740
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB-/A-	2,666,719
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB-/A-	838,850
2,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB-/A-	2,095,887

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	850,263
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	801,819
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	585,385

	Kentucky Bond Development Corp. Hospital Facilities Revenue Refunding (St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	1,952,284

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	Baa2/NR/A	4,911,519

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB-/A-	1,045,530

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A	4,100,145
1,000,000	4.000%, 10/01/34 Series A	NR/A-/A	1,051,200

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	753,060

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	983,387

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A/A	3,512,114

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,619,163
680,000	4.000%, 10/01/29	NR/A+/NR	717,563

	Total Hospital		34,589,628

	Housing (0.5%)

	Kentucky Housing Multifamily Mortgage Revenue
1,250,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,254,100

	Local Public Property (7.2%)

	Boyd County, Kentucky Capital Projects Corp., Revenue Refunding, First Mortgage, Court Facilities Project
655,000	3.000%, 08/01/21	A1/NR/NR	678,423

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	A1/NR/AA+	1,578,323
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,954,271
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,643,460
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	A1/NR/AA+	2,064,450
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,072,311

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	553,043
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	110,118
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	110,055
100,000	4.250%, 02/01/24 Series A Unrefunded Balance	NR/AA-/NR	106,065
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	325,118
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	377,132

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	998,494

	Louisville & Jefferson County, Kentucky Visitors & Convention Commission, Kentucky International Convention Center
3,090,000	4.000%, 06/01/20	A2/A/NR	3,242,183

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,119,100

	Wolfe County, Kentucky Public Properties Corp., First Mortgage Revenue Refunding, Justice Center Project
615,000	4.000%, 04/01/23	A1/NR/NR	669,852

	Total Local Public Property		16,602,398

	School Building (11.4%)

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	A1/NR/NR	357,160

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	A1/A+/NR	3,458,820
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,160,830
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	804,593
515,000	4.000%, 08/01/33 Series 2015 D	A1/A+/NR	542,166

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,656,455
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,257,750

	Jefferson County, Kentucky School District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,064,685
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	944,555
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,194,035
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,359,880

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	620,189
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	660,996

	Shelby County, Kentucky School District Finance Corp. School Building
915,000	3.000%, 02/01/21	A1/NR/NR	944,390
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,582,112
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,706,277

	Total School Building		26,314,893

	Turnpike/Highway (7.3%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/AA-/A+	5,614,200
4,030,000	5.000%, 07/01/30 Series A	Aa3/AA-/A+	4,720,661
1,000,000	5.000%, 07/01/30 Series A	Aa3/AA-/A+	1,121,020
1,715,000	5.000%, 07/01/31 Series B	Aa3/AA-/NR	2,028,331
2,925,000	5.000%, 07/01/33 Series B	Aa3/AA-/NR	3,437,460

	Total Turnpike/Highway		16,921,672

	Utilities (4.6%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,458,780
1,000,000	4.000%, 08/01/31	Aa3/AA/NR	1,095,720

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,078,960

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	558,900
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,156,986

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,111,100

	Owensboro, Kentucky Electric, Light and Power
1,805,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	1,922,054

	Owensboro, Kentucky Water Revenue
350,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	358,194

	Total Utilities		10,740,694

	Total Revenue Bonds		192,462,911

	Pre-Refunded Bonds (10.7%)††

	Pre-Refunded Revenue Bonds (10.7%)

	State Agency (4.6%)

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,544,800

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	A1/A/A+	1,049,580
170,000	5.375%, 11/01/23	A1/A/NR	175,452
85,000	5.500%, 11/01/28	A1/A/NR	87,814
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,243,138
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	686,732
2,480,000	5.250%, 02/01/28 Project 93 AGC Insured	NR/AA/NR	2,578,481
2,160,000	5.000%, 02/01/29 Project 93 AGC Insured	NR/AA/NR	2,240,028

	Total State Agency		10,606,025

	Airports (0.4%)

	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	NR/NR/A+	1,017,550

	Hospital (0.9%)

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,947,468

	Local Public Property (0.8%)

	Kentucky Association of Counties Finance Corp. Financing Program
1,045,000	4.250%, 02/01/24 Series A	NR/NR/NR*	1,105,934
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	238,319
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	254,946

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	A1/NR/NR	251,295

	Total Local Public Property		1,850,494

	School Building (0.6%)

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	A1/NR/NR	907,115

	Warren County, Kentucky School District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	A1/NR/NR	503,615

	Total School Building		1,410,730

	Turnpike/Highway (2.1%)

	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa3/AA-/A+	3,677,170
1,100,000	5.000%, 07/01/28	Aa3/AA-/A+	1,119,063

	Total Turnpike/Highway		4,796,233

	Utilities (1.3%)

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,065,870
1,695,000	5.000%, 01/01/26 AGMC Insured	A2/AA/NR	1,806,650

	Owensboro, Kentucky Water Revenue
150,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	153,702

	Total Utilities		3,026,222

	Total Pre-Refunded Revenue Bonds		24,654,722

	Total Pre-Refunded Bonds		24,654,722

	Total Municipal Bonds (cost $221,432,381)		227,014,517

Shares	Short-Term Investment (0.7%)

1,737,680	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.15%** (cost $1,737,680)	Aaa-mf/AAAm/NR	1,737,680

	Total Investments (cost $223,170,061-note b)	98.9%	228,752,197
	Other assets less liabilities	1.1	2,549,058
	Net Assets	100.0%	$231,301,255

Percent of
Portfolio Distribution By Quality Rating	Investments †

Pre-refunded bonds††	10.9%
Aa of Moody's or AA of S&P or Fitch	35.6
A of Moody's or S&P or Fitch	51.1
Baa of Moody's or BBB of S&P	1.9
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $223,153,768 amounted to of $5,598,429, which consisted of aggregate gross unrealized appreciation of $6,046,858 and aggregate gross unrealized depreciation of $448,429.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,737,680
Level 2 – Other Significant Observable Inputs- Municipal Bonds	227,014,517
Level 3 – Significant Unobservable Inputs	—
Total	$228,752,197
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Principal Amount	General Obligation Bonds (24.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,144,864

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,745,325

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,471,969
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A1/AA/AA+	783,008
1,515,000	4.250%, 07/15/24 BAMI Insured Series B	A1/AA/AA+	1,705,981
1,000,000	4.250%, 07/15/25 BAMI Insured Series B	A1/AA/AA+	1,139,360

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	544,330
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	546,575

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,608,200

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	537,960

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,064,013
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,063,697

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,635,120
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,438,867

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,110,875

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,103,294

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	886,850

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	2,014,857
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,554,810
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,113,273

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,249,246

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,608,870
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,588,590
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,002,807
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,593,759
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,027,250
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	517,020

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,203,160
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,372,927
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,025,020
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,014,660
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,252,201
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,787,345
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,757,610
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,330,080
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,378,920

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,082,608

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 AGMC Insured Series 2015 B	NR/AA/NR	2,170,460

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,261,915

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 BAMI Insured Series A	Baa2/AA/NR	935,954

	Total General Obligation Bonds		59,373,630

	Revenue Bonds (62.8%)

	Development (4.5%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured Series A	A2/AA/NR	1,938,619

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,780,240

	Total Development		10,718,859

	Higher Education (8.3%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,209,708
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,579,621
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,097,670
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,561,943

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,665,475

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,769,303

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,100,380
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,103,140
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	1,031,410

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	546,030
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,096,830

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,040,290

	Total Higher Education		19,801,800

	Hospital (2.6%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	548,140

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,142,210
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,132,740
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,411,025
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,950,988

	Total Hospital		6,185,103

	Housing (8.1%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,680,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	1,741,690
895,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	938,971
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,267,825
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,000,977
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,211,657

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
3,000,000	3.350%, 10/01/41 Series 68-C	Aa2/AA+/NR	3,006,000

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,646,925
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,123,480
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	998,583
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,431,540
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,028,660
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,025,640

	Total Housing		19,421,948

	Public School (22.6%)

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	947,386
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,938,771

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,691,851

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,050,110
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,043,530

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Insured Series 2015 B	NR/AA/NR	1,276,681

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,181,464
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,027,900
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,029,270

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,030,340

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,790,149

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,069,790

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,581,525

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
750,000	5.000%, 05/15/31 AGMC Insured Series 2017 G	Aa3/AA/NR	894,638
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,046,880
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,200,716

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,728,178
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,133,690

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,328,200
1,270,000	3.250%, 05/15/29 Series A	Aa3/NR/NR	1,324,877

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate

1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,923,491

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured Series 2015 A	Aa3/AA/NR	3,213,870
3,000,000	3.750%, 05/15/27 AGMC Insured Series 2015 A	Aa3/AA/NR	3,211,140
3,000,000	4.000%, 05/15/28 AGMC Insured Series 2015 A	Aa3/AA/NR	3,248,460
2,760,000	4.000%, 05/15/30 AGMC Insured Series 2015 B	Aa3/AA/NR	2,958,113

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,001,360
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,172,220
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,197,560
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,216,640

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,103,440
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	869,392

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	596,880
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	592,780
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	590,515
500,000	3.500%, 05/15/30 Series 2017 A AGMC Insured	Aa3/AA/NR	517,375

	Total Public School		53,729,182

	Transportation (4.2%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	720,439
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,149,142

	Rhode Island State Commerce Corp., Grant Anticipation (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,062,158
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,186,010

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,125,960
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,138,260
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	548,149
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,014,980

	Total Transportation		9,945,098

	Turnpike/Highway (4.0%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	523,960
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,710,672
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,155,820
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,074,120

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,383,642
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,616,745
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,073,280

	Total Turnpike/Highway		9,538,239

	Water and Sewer (7.5%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,472,866

	Rhode Island Clean Water Protection Finance Agency
435,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	436,070
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,230

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,787,491

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,192,220
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,051,680
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,048,430

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured Series 2015	A3/A/NR	2,054,167

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,862,602

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	515,355

	Total Water and Sewer		17,922,111

	Other Revenue (1.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 AGMC Insured Series A	A2/AA/NR	2,334,400

	Total Revenue Bonds		149,596,740

	Pre-Refunded\ Escrowed to Maturity Bonds (10.3%)††

	Pre-Refunded General Obligation Bonds (4.5%)

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,261,402
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,064,080

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,493,617
990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	1,006,187

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/AA/NR	1,972,656
1,000,000	4.750%, 04/01/29 AGC Insured	A3/AA/NR	1,039,770

	Total Pre-Refunded General Obligation Bonds		10,837,712

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (5.7%)

	Development (0.7%)

	Rhode Island Convention Center Authority Refunding
1,500,000	5.500%, 05/15/27 AGC Insured Series A	A1/AA/AA-	1,580,205

	Higher Education (1.5%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,329,163

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,175,060

	Total Higher Education		3,504,223

	Hospital (0.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB-/NR	542,470
500,000	5.000%, 09/01/22 Series 2013 A	NR/BB-/NR	569,535

	Total Hospital		1,112,005

	Public School (2.2%)

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,048,980
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	525,260

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,500,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	1,516,920

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,070,000	5.000%, 05/15/24	NR/NR/NR*	1,084,017

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District

1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,107,170

	Total Public School		5,282,347

	Transportation (0.7%)

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,579,260

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	284,250
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	257,407

	Total Other Revenue		541,657

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		13,599,697

	Total Pre-Refunded\ Escrowed to Maturity Bonds		24,437,409

	Total Municipal Bonds (cost $226,395,773)		233,407,779

Shares	Short-Term Investment (1.3%)

3,025,700	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.15%** (cost $3,025,700)	Aaa-mf/AAAm/NR	3,025,700

	Total Investments (cost $229,421,473-note b)	99.3%	236,433,479
	Other assets less liabilities	0.7	1,777,353
	Net Assets	100.0%	$238,210,832

Percent of
Investments †
Portfolio Distribution By Quality Rating
Aaa of Moody's or AAA of S&P or Fitch	10.4%
Pre-refunded bonds\ ETM bonds††	10.5
Aa of Moody's or AA of S&P or Fitch	61.4
A of Moody's or S&P or Fitch	12.7
Baa of Moody's or BBB of S&P or Fitch	4.8
BB of S&P or Fitch	0.2
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $229,421,473 amounted to $7,012,006, which consisted of aggregate gross unrealized appreciation of $7,338,006 and aggregate gross unrealized depreciation of $326,000.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,025,700
Level 2 – Other Significant Observable Inputs-Municipal Bonds	233,407,779
Level 3 – Significant Unobservable Inputs	—
Total	$236,433,479
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Principal Amount	General Obligation Bonds (29.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.4%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,238,050

	Hospital (0.7%)

	Rangely, Colorado Hospital District Refunding
2,000,000	5.500%, 11/01/22	Baa1/NR/NR	2,231,600

	Metropolitan District (2.7%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,972,242

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,211,160

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,789,234

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,135,768

	Total Metropolitan District		8,108,404

	School Districts (25.4%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,591,990
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,220,300
1,435,000	5.000%, 12/15/29	Aa2/AA-/NR	1,753,269

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,099,490
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,295,500

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,216,410

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,187,384
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,302,540
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,197,010
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,279,537
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	4,682,842
1,150,000	5.000%, 12/01/29	Aa2/AA-/NR	1,429,531

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,775,536

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,221,650

	Boulder Larimer & Weld Counties, Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,434,040

	Boulder Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,413,420

	Boulder Larimer & Weld Counties, Colorado Series C

2,000,000	5.000%, 12/15/28	Aa2/AA/NR	2,458,140

	Boulder Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA/NR	1,221,790

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,270,690
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,263,160
2,000,000	5.000%, 12/01/29	Aa2/AA/AA+	2,450,880

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,401,180
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	4,785,160

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,374,727
1,000,000	5.000%, 12/01/29	Aa2/AA-/NR	1,216,410

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,134,346
1,000,000	5.000%, 12/15/29	Aa2/NR/NR	1,226,330

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,955,120

	Jefferson County, Colorado School District #R-1 Refunding
1,000,000	5.000%, 12/15/30	Aa2/AA/NR	1,232,890

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,297,090

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,212,930

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,666,515
750,000	4.500%, 12/01/26	Aa3/NR/NR	853,838

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,523,110

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,261,337

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,175,700
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,450,880

	Total School Districts		76,532,672

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,362,276

	Total General Obligation Bonds		89,473,002

	Revenue Bonds (45.8%)

	Airport (3.1%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,718,622
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,290,417
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,199,380

	Total Airport		9,208,419

	Electric (2.2%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,215,720
295,000	4.750%, 11/15/27	Aa2/AA/NR	310,842

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA/NR	883,205
840,000	4.000%, 11/15/27	Aa2/AA/NR	887,048

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
420,000	5.250%, 11/15/23	Aa2/AA/NR	433,688
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,000,400

	Total Electric		6,730,903

	Higher Education (14.0%)

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,005,323

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	1,015,691

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	925,723
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,322,230

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,224,170

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	Aa3/A+/NR	2,256,730

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Araphoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,216,610

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,494,425
1,250,000	5.000%, 03/01/28	Aa2/AA-/NR	1,560,488
2,100,000	5.000%, 03/01/29	Aa2/AA-/NR	2,598,876

	University of Colorado Enterprise System Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,154,847
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,437,365

	University of Colorado Enterprise System Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,514,260

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,763,143

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,173,740
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,088,527
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,228,355

	Total Higher Education		41,980,503

	Hospital (1.4%)

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,029,980

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,221,460

	Total Hospital		4,251,440

	Housing (0.1%)

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
115,000	5.400%, 10/01/29	Aa2/AA+/NR	116,211

	Lease (9.4%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,326,743

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,592,955

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,020,224

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,694,514

	Colorado State BEST COP Series K
2,500,000	5.000%, 03/15/30	Aa2/AA-/NR	3,017,575
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	2,997,100

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,067,732

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,289,885

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,861,439

	El Paso County, Colorado COP (Judicial Complex Project)
1,085,000	4.500%, 12/01/26 AMBAC Insured	NR/AA/NR	1,087,203

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,658,029

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,191,130

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,985,682

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,578,894

	Total Lease		28,369,105

	Sales Tax (5.7%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,423,656

	Boulder, Colorado Open Space Capital Improvement Trust Fund
2,530,000	5.000%, 12/15/27	NR/AA/NR	3,076,986

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,227,110

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,107,710

	Commerce City, Colorado Sales & Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	603,675
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	598,945
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,195,980

	Denver, Colorado City & County Dedicated Tax Refunding & Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,652,265

500,000	5.000%, 08/01/27	Aa3/AA-/AA	608,885

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,117,303

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,399,575

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,171,369

	Total Sales Tax		17,183,459

	Transportation (0.8%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,385,520

	Water & Sewer (9.1%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,580,053
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,208,629

	Aurora, Colorado Water Revenue Refunding, First Lien, Green Bonds
1,000,000	5.000%, 08/01/28	NR/AA+/AA+	1,224,780

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,112,855
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,761,017

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,770,552

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,131,479
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,236,560

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,086,700

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,066,130

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,091,251

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,613,361

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,121,550

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,187,449

	Westminster, Colorado Water & Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,433,134

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,794,335

	Total Water & Sewer		27,419,835

	Total Revenue Bonds		137,645,395

	Pre-Refunded Bonds (23.3%)††

	Pre-Refunded General Obligation Bonds (3.8%)

	Metropolitan District (0.7%)

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,145,820

	School Districts (3.1%)

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,638,566

	Boulder Larimer & Weld Counties, Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,549,185

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,152,130

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,060,014

	Total School Districts		9,399,895

	Total Pre-Refunded General Obligation Bonds		11,545,715

	Pre-Refunded Revenue Bonds (19.5%)

	Electric (1.4%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,801,742

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	175,476
160,000	4.000%, 11/15/27	NR/NR/NR*	170,158

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	892,732

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,216,286

	Total Electric		4,256,394

	Higher Education (5.6%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,049,430

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	829,979
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,776,101

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,501,429

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,598,678
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	935,301

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,505,725
2,000,000		Aa1/NR/AA+	2,095,920

	University of Colorado Enterprise System Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,199,900

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,249,250

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,067,675

	Total Higher Education		16,809,388

	Hospital (1.6%)

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/NR	1,010,390

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,097,420

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,445,000	5.500%, 05/15/28	NR/A-/NR	1,466,834

	Total Hospital		4,574,644

	Lease (8.5%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A/NR	1,820,498
500,000	5.000%, 12/01/25	Aa3/A/NR	515,955

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,651,056
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,239,648

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,160,140

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,228,450

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,090,630

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,083,832

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,186,530

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,070,560

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,219,910

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,283,527
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,033,270

	Total Lease		25,584,006

	Sales Tax (1.4%)

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	NR/AA/NR	4,243,040

	Miscellaneous Revenue (1.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,058,410

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,996,940

	Total Miscellaneous Revenue		3,055,350

Total Pre-Refunded Revenue Bonds		58,522,822

Total Pre-Refunded Bonds		70,068,537

Total Investments (cost $287,334,264-note b)	98.8%	297,186,934
Other assets less liabilities	1.2	3,635,023
Net Assets	100.0%	$300,821,957

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	2.0%
Pre-refunded Bonds††	23.6
Aa of Moody's or AA of S&P or Fitch	61.4
A of Moody's or S&P or Fitch	11.9
Baa of Moody's or BBB of S&P or Fitch	1.1
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $287,313,570 amounted to $9,873,364, which consisted of aggregate gross unrealized appreciation of $10,141,034 and aggregate gross unrealized depreciation of $267,670.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	297,186,934
Level 3 – Significant Unobservable Inputs	—
Total	$297,186,934
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Amount	General Obligation Bonds (15.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (5.2%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,177,400

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,419,080
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,065,460

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,140,440
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	872,483
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	866,183

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,037,760

	Matanuska-Susitna Borough, Alaska
1,000,000	4.500%, 07/01/30	NR/AA+/AA	1,148,910

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,165,300

	Provo City, Utah
760,000	4.000%, 01/01/22	Aa1/AA+/NR	829,076
1,825,000	4.000%, 01/01/23	Aa1/AA+/NR	2,027,028

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,161,980

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,119,860

	Salt Lake City, Utah
1,000,000	5.000%, 06/15/22	Aaa/NR/AAA	1,142,230

	Salt Lake County, Utah
1,875,000	5.000%, 12/15/23 Series B	Aaa/AAA/AAA	2,221,388

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,215,100

	Total City and County		21,609,678

	Hospital (0.3%)

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,089,960

	Local Public Property (0.3%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,173,020

	Public Schools (7.7%)

	Clark County, Nevada School District Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,193,880

	Davis County, Utah School District (School Board Guaranty Program)
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	4,990,039

	Duchesne County, Utah School District School Building (School Board Guaranty Program)
6,250,000	4.000%, 06/01/32	Aaa/NR/NR	6,843,813

	Eagle Pass, Texas Independent School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,821,720

	Granite School District, Utah, Salt Lake County (School Board Guaranty Program)
1,000,000	5.000%, 06/01/26 Series B	Aaa/NR/AAA	1,229,430

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,161,540

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,466,664

	Nebo School District, Utah County, Utah (School Board Guaranty Program)
2,000,000	5.000%, 07/01/25 Series C	Aaa/NR/AAA	2,421,860

	Taylor, Texas Consolidated Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,092,640

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,526,934
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,673,286

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	629,410

	Total Public Schools		32,051,216

	State (1.1%)

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,173,970

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,205,460

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,203,720

	Utah State
1,000,000	4.000%, 07/01/30	Aaa/AAA/AAA	1,137,410

	Total State		4,720,560

	Water and Sewer (0.8%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	841,033

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,316,868

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	581,731
490,000	4.000%, 06/01/22	NR/AA/NR	537,476

	Total Water and Sewer		3,277,108

	Total General Obligation Bonds		63,921,542

	Revenue Bonds (62.1%)

	Airport (2.6%)

	Broward County, Florida Airport System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,062,340

	Clark County, Nevada Passenger Facilities Charge Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,594,230

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,818,330

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,222,430
1,500,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	1,796,970
700,000	5.000%, 07/01/30 Series B	A2/A+/NR	850,388
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	604,125
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,811,410

	Total Airport		10,760,223

	Charter Schools (8.6%)

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,678,770

	Utah State Charter School Finance Authority Good Foundations Academy
740,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	740,148
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,348
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,623

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,481,783

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,480,193

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	434,120
440,000	4.000%, 04/15/24	NR/AA/NR	478,944
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,891,739

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,114,930

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	513,157
505,000	4.000%, 10/15/23	NR/AA/NR	544,612
525,000	4.000%, 10/15/24	NR/AA/NR	564,701

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,146,030
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,117,240

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	566,955

	Utah State Charter School Finance Authority Venture Academy
240,000	0.500%, 10/15/19	NR/AA/NR	234,588
675,000	4.000%, 10/15/24	NR/AA/NR	736,540
855,000	5.000%, 10/15/29	NR/AA/NR	968,749
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,222,053
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,216,392

	Utah State Charter School Finance Authority Voyage Academy
1,465,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,486,521
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,465,425
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,818,974

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	833,736
700,000	5.000%, 10/15/36	NR/AA/NR	773,668

	Total Charter Schools		35,445,939

	Electric (7.4%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,028,984

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,143,400

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	540,210

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,541,398

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,163,570

	San Antonio, Texas Electric & Gas Revenue System
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,178,440

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,362,535

	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,981,197

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A/A	888,623
445,000	5.000%, 09/01/25 Series A	NR/A/A	536,919
375,000	5.000%, 09/01/30 Series 2017B	NR/A/A	451,185

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,206,980
1,000,000	5.000%, 04/01/25	NR/A-/A	1,099,320
6,375,000	5.000%, 04/01/26	NR/A-/A	7,005,806

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	929,093
905,000	5.000%, 03/01/32	NR/A/A	1,048,614
745,000	5.000%, 03/01/34	NR/A/A	861,645

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A	380,342
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A	3,468,870

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	803,526

	Total Electric		30,620,657

	Higher Education (8.2%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,108,500

	Salt Lake County, Utah Westminster College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	719,072
720,000	5.000%, 10/01/20	NR/BBB/NR	772,985
555,000	5.000%, 10/01/21	NR/BBB/NR	607,192
790,000	5.000%, 10/01/22	NR/BBB/NR	880,060
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,263,963
955,000	5.000%, 10/01/28	NR/BBB/NR	1,077,832
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,101,012
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,130,082
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,181,938

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	599,355

	Texas A&M University Permanent Fund
1,000,000	5.000%, 07/01/23 Series A	Aaa/AAA/AAA	1,167,260

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,167,660

	University of Wyoming Facilities
500,000	4.000%, 06/01/31	Aa2/NR/NR	546,640

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,122,668
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	783,585
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	817,947

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	410,914
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	425,944
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,062
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,281

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	926,970
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	249,338

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	617,870
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	628,983
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	708,858
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	541,060
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,194,470
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,789,155

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,210,815

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,422,274

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,403,829

	Total Higher Education		34,149,574

	Hospital (1.6%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	849,953

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	571,444

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,161,850

	Reno, Nevada Hospital Revenue, Washoe Medical Center
70,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	70,991
65,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	65,920

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	991,465

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,339,032
880,000	5.000%, 05/15/28	Aa1/AA+/NR	975,401
500,000	5.000%, 05/15/29	Aa1/AA+/NR	552,660

	Total Hospital		6,578,716

	Housing (0.9%)

	Alaska Housing Finance Corp. State Capital Project
1,000,000	5.000%, 12/01/25 Series A	NR/AA+/AA+	1,126,490

	Utah Housing Corporation Single Family Mortgage
65,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	65,176
435,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	444,170
85,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	86,342
230,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	233,917
1,240,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,310,444

	Wyoming Community Development Authority Housing Revenue
400,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	399,392

	Total Housing		3,665,931

	Local Public Property (12.1%)

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,199,793
241,000	5.500%, 08/01/29	A1/NR/NR	254,573

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,168,730
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,163,440
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,158,930

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,872

	Downtown Redevelopment Authority Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,141,090

	Eagle Mountain, Utah Special Assessment Area
380,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	424,373

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	577,040

	Herriman, Utah Special Assessment Towne Center Assessment Area
245,000	5.000%, 11/01/29	NR/AA-/NR	263,544

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,146,550

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,179,968

	Mesquite, Nevada New Special Improvement District
200,000	5.350%, 08/01/19	NR/NR/NR*	200,282
80,000	5.400%, 08/01/20	NR/NR/NR*	80,102
310,000	5.500%, 08/01/25	NR/NR/NR*	310,239

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA-/NR	908,588
1,000,000	5.000%, 05/01/32	NR/AA-/NR	1,190,320

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,185,050

	Orem, Utah Special Assessment
140,000	7.750%, 11/01/25	NR/NR/NR*	140,273

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,048,561
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	725,220
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	430,728
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	458,541
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,276,788
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	493,851

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa2/NR/NR	885,235
810,000	5.000%, 02/15/31	Aa2/NR/NR	968,315

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,355,000	4.000%, 11/01/27	NR/AA+/NR	1,507,126
1,710,000	4.000%, 11/01/28	NR/AA+/NR	1,892,012
1,480,000	4.000%, 11/01/30	NR/AA+/NR	1,622,864

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA-/A+	569,065

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	561,615

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	958,494
885,000	4.000%, 12/15/29	NR/AA-/NR	988,881
920,000	4.000%, 12/15/30	NR/AA-/NR	1,014,447

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,562,135
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,648,009

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	587,315
500,000	5.000%, 10/01/37	Aa3/NR/NR	580,985

	Weber County, Utah Special Assessment Summit Mountain Area
1,585,000	5.500%, 01/15/28	NR/AA-/NR	1,847,714
4,115,000	5.750%, 01/15/33	NR/AA-/NR	4,841,750

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,187,460
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,166,170

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	968,805
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,184,940
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	861,727

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,196,060

	Total Local Public Property		50,218,570

	Public Schools (0.8%)

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,492,525

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
1,841,000	2.000%, 08/01/22	NR/NR/NR*	1,841,129

	Total Public Schools		3,333,654

	Sales Tax (4.7%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,203,490

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,300,600

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,249,957
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,347,048
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,774,959

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,166,920

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AAA	813,503
1,000,000	5.250%, 12/01/36	NR/AA-/AAA	1,146,530

	Salt Lake County, Utah Sales Tax Revenue
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,828,560

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AAA	1,179,920

	Utah Transit Authority Sales Tax Revenue
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,092,880

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	598,790

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,768,550

	Total Sales Tax		19,471,707

	State Agency (0.7%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,683,041

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,185,710

	Total State Agency		2,868,751

	Transportation (6.0%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,360,740
500,000	5.000%, 07/01/36	Aa3/AA-/NR	598,525

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A/NR	787,390

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	5.000%, 08/15/29 Series 2017	NR/AAA/AAA	1,243,440
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,122,040

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,188,400
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,342,360

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,830,000
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,811,600

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	255,013

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,041,600
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,033,880
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,031,600

	Total Transportation		24,646,588

	Water and Sewer (8.5%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,224,248

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,101,220

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,128,260

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	582,520

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,235,030
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,108,890

	Jordanelle, Utah Special Service District
228,000	5.400%, 11/15/18	NR/NR/NR*	228,233
240,000	5.500%, 11/15/19	NR/NR/NR*	240,113
253,000	5.600%, 11/15/20	NR/NR/NR*	252,782
268,000	5.700%, 11/15/21	NR/NR/NR*	267,703
283,000	5.800%, 11/15/22	NR/NR/NR*	280,971
299,000	6.000%, 11/15/23	NR/NR/NR*	296,647

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,203,080
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,131,240

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,298,170

	Ogden City, Utah Sewer & Water Revenue Bonds
2,765,000	4.000%, 06/15/33	Aa3/AA-/NR	3,008,762
2,885,000	4.000%, 06/15/34	Aa3/AA-/NR	3,128,032
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,334,974

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	582,665

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,181,120

	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,032,590

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,231,120

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,199,620
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,670,354
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,188,250

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,138,130

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,622,820

	Utah Water Finance Agency Revenue
1,000,000	5.000%, 03/01/35	NR/AA-/AA	1,194,490

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	983,451

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	979,940

	Total Water and Sewer		35,055,425

	Total Revenue Bonds		256,815,735

	Pre-Refunded\ Escrowed to Maturity Bonds (20.9%)††

	Pre-Refunded General Obligation Bonds (1.7%)

	Total City and County
	Local Public Property (0.7%)

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,957,444

	Public Schools (1.0%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/NR	508,020

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,109,950

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	A1/AA/NR	2,216,400

	Total Public Schools		3,834,370

	Total Pre-Refunded General Obligation Bonds		6,791,814

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (19.3%)

	Charter Schools (0.7%)

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,154,970

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
750,000	5.750%, 02/15/22 Series A	NR/BB/NR	753,713
1,000,000	6.000%, 02/15/38 Series A	NR/BB/NR	1,005,240

	Total Charter Schools		2,913,923

	Electric (1.7%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,064,850

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	360,165

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,804,938

	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	62,881
5,000	5.250%, 05/15/29	NR/NR/NR*	5,240

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,147,177

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	720,000

	Total Electric		7,165,251

	Higher Education (1.3%)

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,349,157

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,491,050
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,572,274

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	990,698

	Total Higher Education		5,403,179

	Hospital (1.3%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/NR/NR*	1,105,062
1,000,000	5.500%, 12/01/34	NR/NR/NR*	1,071,920

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	279,484

	Reno, Nevada Hospital Revenue, Washoe Medical Center
655,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	664,321
615,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	623,751

	Richmond, Indiana Hospital Authority , Reid Hospital Project
120,000	5.000%, 01/01/19 Series A ETM	NR/A-/NR	121,846

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,014,881
70,000	5.250%, 08/15/25	NR/NR/NR*	76,294

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	NR/A/NR	595,000

	Total Hospital		5,552,559

	Local Public Property (2.1%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,121,128
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,237,044

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	504,375
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,009,360

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	507,115
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,030,920
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,021,351
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,138,222

	Total Local Public Property		8,569,515

	Public Schools (0.2%)

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,014,650

	Sales Tax (0.3%)

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,133,530

	State Agency (2.4%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,426,094
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,169,000
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,927,687
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,137,070
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,663,726

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,648,616

	Total State Agency		9,972,193

	Transportation (3.5%)

	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,464,971

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	2,032,540
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,016,270
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,110,000
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/NR	7,032,588

	Total Transportation		14,656,369

	Water and Sewer (5.7%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,070,810
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,283,240

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,622,260

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,549,485

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,633,410

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,114,690
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,114,690
985,000	5.250%, 06/30/34	NR/NR/NR*	1,097,970
15,000	5.250%, 06/30/34	NR/NR/NR*	16,720

	Ogden City, Utah Sewer & Water Revenue Bonds
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	760,770

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,018,950

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	682,903

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,002,875

	Uintah Water Conservancy District, Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,453,620

	Total Water and Sewer		23,422,393

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		79,803,562

	Total Pre-Refunded\ Escrowed to Maturity Bonds		86,595,376

	Total Municipal Bonds (cost $391,946,741)		407,332,653

Shares	Short-Term Investment (0.7%)

2,690,407	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.15%** (cost $2,690,407)	Aaa-mf/AAAm/NR	2,690,407

	Total Investments (cost $394,637,148-note b)	99.1%	410,023,060
	Other assets less liabilities	0.9	3,636,672
	Net Assets	100.0%	$413,659,732

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	13.2%
Pre-Refunded bonds\ ETM bonds††	21.3
Aa of Moody's or AA of S&P and Fitch	46.1
A of Moody's or S&P and Fitch	11.7
BBB of S&P and Fitch	3.0
Not Rated*	4.7
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $394,635,706 amounted to $15,387,354, which consisted of aggregate gross unrealized appreciation of $15,938,002 and aggregate gross unrealized depreciation of $550,648.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,690,407
Level 2 – Other Significant Observable Inputs - Municipal Bonds	407,332,653
Level 3 – Significant Unobservable Inputs	—
Total	$410,023,060
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2017
(unaudited)

Principal Amount	General Obligation Bonds (20.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (7.5%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,123,000	6.250%, 01/01/29	NR/A-/NR	$1,216,546

	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AAA	869,560

	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,697,475
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,193,280

	Flagstaff, Arizona
200,000	4.000%, 07/01/35	Aa2/AA/NR	216,146

	Flagstaff Improvement District (Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,940

	Gilbert, Arizona
1,000,000	5.000%, 07/01/32	Aaa/AA+/AAA	1,232,950

	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,070

	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	664,032

	Goodyear, Arizona
400,000	4.000%, 07/01/33	Aa2/AA/NR	443,296

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,046,980

	Goodyear McDowell Road Commercial Corridor Improvement District
2,000,000	5.250%, 01/01/32 AMBAC Insured	Aa3/A/NR	2,035,900

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	225,928
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	552,355

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,375,681
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,130,340
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,119,840
750,000	5.000%, 07/01/36	Aa1/AAA/AAA	904,785
670,000	5.000%, 07/01/37	Aa1/AAA/AAA	806,392

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,005,160

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	800,698

	Tucson, Arizona
450,000	4.000%, 07/01/26	Aa3/AA-/AA+	499,581

	Total City		21,422,935

	County (0.4%)

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,090,500

	School District (12.1%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,169,890
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	590,240

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
500,000	5.000%, 07/01/28	Aa2/NR/NR	616,475

	Gila Co. Unified School District No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	409,469
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,165,300

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	597,188
980,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	1,067,583

	Maricopa Co. Elementary School District No. 1 (Phoenix)
550,000	5.000%, 07/01/25 AGMC Insured	NR/AA/NR	663,460

	Maricopa Co. Elementary School District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	284,453
500,000	5.000%, 07/01/30	Aa2/NR/NR	612,645

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
1,000,000	4.000%, 07/01/30	Aa1/NR/NR	1,113,550
350,000	5.000%, 07/01/34	Aa1/AA/NR	410,505

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	564,450

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,622,970
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	759,375
575,000	5.000%, 07/01/36	NR/AA-/NR	688,304

	Maricopa Co. Unified School District No. 24 (Gila Bend)
260,000	5.500%, 07/01/22	NR/NR/NR*	260,239

	Maricopa Co. Unified School District No. 48 (Scottsdale)
650,000	4.000%, 07/01/31	Aa1/AA/NR	728,449

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,854,601

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,099,920

	Maricopa Co. Unified School District No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	576,497

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	544,700
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/A+/NR	2,514,192

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,436,461

	Maricopa Co. Unified School District No. 216 (Agua Fria)
1,000,000	5.000%, 07/01/29	Aa2/NR/NR	1,231,030

	Mohave Co. Unified School District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa3/NR/NR	594,825

	Navajo Co. Unified School District No. 2 (Joseph City)
640,000	5.000%, 07/01/18	A3/NR/NR	650,611

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,375,963
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,074,650
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,104,530

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	771,533

	Pima Co. Unified School District No. 12 (Sunnyside)
500,000	4.000%, 07/01/25 AGMC Insured	NR/AA/NR	536,760
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,125,369

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	937,395

	Pinal Co. Unified School District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	555,865

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	689,124

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,276,008

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	840,182

	Yuma Co. Elementary School District No. 1
625,000	4.000%, 07/01/34 AGMC Insured	NR/AA/NR	683,875

	Total School District		34,798,636

	Total General Obligation Bonds		57,312,071

	Revenue Bonds (64.0%)

	Airport (3.5%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,461,438
1,000,000	5.000%, 07/01/36	A1/A+/NR	1,180,480
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,156,580
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,018,400
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,018,950
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,043,035
1,000,000	5.000%, 07/01/37 AMT	Aa3/AA-/NR	1,179,560

	Total Airport		10,058,443

	Charter Schools (0.7%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	277,258

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	294,840
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	368,988

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	546,760

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	445,814

	Total Charter Schools		1,933,660

	Excise Tax (12.1%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	428,556
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,147,070

	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,493,749

	Chandler Excise Tax
1,000,000	4.000%, 07/01/30	Aa1/AAA/AAA	1,140,590

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	587,935
500,000	4.000%, 07/01/27 BAMAC Insured	NR/AA/NR	559,515

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA-/NR	534,805

	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	218,664

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AA+/AAA	484,070

	Gilbert Public Facilities Municipal Property Corp.
735,000	5.000%, 07/01/27	Aa1/NR/AAA	911,892

	Glendale Senior Excise Tax
1,000,000	5.000%, 07/01/32	A1/AA+/NR	1,177,700

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,684,260

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,134,060

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	289,119
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,567,188

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,189,976

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,464,360
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,549,000
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,164,280
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,991,679

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,112,880

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,723,185

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,023,122
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	595,285

	Scottsdale Municipal Property Corp.
1,025,000	4.000%, 07/01/30	Aaa1/AAA/AAA	1,159,788
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,772,820
1,000,000	5.000%, 07/01/36	Aaa1/AAA/AAA	1,215,790

	Show Low Improvement District No. 6
105,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	105,000

	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	294,941

	Total Excise Tax		34,721,279

	Higher Education (7.3%)

	Arizona Board of Regents (Arizona State University System)
300,000	5.000%, 07/01/28	Aa2/AA/NR	359,580
480,000	5.000%, 07/01/31	Aa2/AA/NR	568,387
285,000	5.000%, 07/01/32	Aa2/AA/NR	320,531
115,000	5.000%, 07/01/32	Aa2/AA/NR	129,337
500,000	5.000%, 07/01/36	Aa2/AA/NR	578,070

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	880,778
1,975,000	5.000%, 07/01/38	Aa2/AA/NR	2,342,469

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	661,124
250,000	5.000%, 06/01/38	A1/A+/NR	289,538
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,174,800
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,163,010

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	582,295
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,712,445

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	470,020
460,000	5.000%, 06/01/31	Aa2/AA-/NR	517,150

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	717,175

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	741,271

	Glendale Industrial Development Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	638,094

	McAllister Academic Village (Arizona State University Hassayampa)
500,000	5.000%, 07/01/38	Aa3/AA-/NR	589,265

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,622,359

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	570,610

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,230,980

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,090,560

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,091,910

	Total Higher Education		21,041,758

	Hospital (10.5%)

	Arizona Health Facilities Authority (Banner Health)
4,000,000	5.000%, 01/01/44	NR/AA-/AA-	4,516,400

	Arizona Health Facilities Authority (Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A	1,566,225
2,000,000	5.250%, 03/01/39	A3/A/A	2,184,200

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	NR/BBB+/NR	1,100,000
775,000	5.000%, 02/01/30	NR/BBB+/NR	846,192
5,035,000	5.000%, 02/01/34	NR/BBB+/NR	5,471,081

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,485,640
1,500,000	5.000%, 12/01/42	A2/NR/A	1,733,535

	Maricopa Co. Industrial Development Authority (Banner Health)
2,000,000	5.000%, 01/01/38	NR/AA-/AA-	2,326,980

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,022,320
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	800,355

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	558,820
500,000	5.250%, 10/01/26	NR/AA/NR	557,660

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/A	1,106,630
675,000	5.000%, 08/01/34	Baa1/NR/A	759,031

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,867,383
200,000	5.000%, 08/01/32	NR/A-/NR	225,408

	Total Hospital		30,127,860

	Lease (3.7%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	667,548
500,000	5.000%, 09/01/28	A2/A/NR	555,590
1,000,000	5.000%, 09/01/29	A2/A/NR	1,109,320

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA+/NR	3,183,600

	Cave Creek COP
170,000	5.750%, 07/01/19	NR/AA/NR	173,614

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,471,352

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	579,050

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,590,840
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	710,455

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	597,805

	Total Lease		10,639,174

	Mortgage (4.2%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	375,508
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	390,586

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,162,950

	Festival Ranch Community Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,074,010
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,103,093

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	543,375
500,000	4.000%, 07/15/32	A1/A-/NR	542,885

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,149,120

	Marley Park Community Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	575,430

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	808,350

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,139,260

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	530,005
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	929,981

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,295

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	538,140

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A+	581,488

	Total Mortgage		12,099,476

	Pollution Control (2.8%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,850,000	4.500%, 03/01/30	A3/A-/NR	3,119,924

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,110,100

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,063,440

	Pima Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/A-/NR	1,621,320

	Total Pollution Control		7,914,784

	Transportation (3.7%)

	Arizona Transportation Board Revenue
1,675,000	5.000%, 07/01/28	Aa1/AAA/NR	1,977,371
2,000,000	5.000%, 07/01/31	Aa1/AAA/NR	2,421,380
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,628,240

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	579,060

	Total Transportation		10,606,051

	Utility (9.5%)

	Central Arizona Water Conservation District Water Delivery (Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	885,105
750,000	5.000%, 01/01/34	Aa2/AA+/AA	882,728

	Greater Arizona Development Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,257,732
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	571,885
505,000	5.000%, 08/01/22 NPFG Insured	A1/A/NR	506,288

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,651,920
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,313,843

	Salt River Project Agricultural Improvement and Power Revenue
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,675,650
3,250,000	5.000%, 12/01/30	Aa1/AA/NR	3,672,858
5,000,000	5.000%, 12/01/31	Aa1/AA/NR	5,648,300
500,000	5.000%, 12/01/32	Aa1/AA/NR	594,870
1,000,000	5.000%, 01/01/33	Aa1/AA/NR	1,213,720
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,303,900
1,100,000	5.000%, 12/01/45	Aa1/AA/NR	1,288,210

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,671,040

	Total Utility		27,138,049

	Water/Sewer (6.0%)

	Avondale Water & Sewer Revenue
565,000	4.000%, 07/01/36	Aa2/AA/NR	607,528

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AA+	1,302,943
820,000	4.000%, 07/01/35	NR/AAA/AA+	895,875

	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,374,340
500,000	5.000%, 07/01/28	A1/AA/NR	566,010

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,897,910
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	699,122
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	585,945

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,146,340

	Phoenix Civic Improvement Corp. Wastewater Revenue
500,000	5.000%, 07/01/35	Aa2/AA+/NR	594,710
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,834,620

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,305,590

	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,184,140
250,000	5.000%, 07/01/35	Aa2/AA/AA	302,063

	Yuma Municipal Property Corp. Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	2,018,185

	Total Water/Sewer		17,315,321

	Total Revenue Bonds		183,595,855

	Pre-Refunded\ Escrowed to Maturity Bonds (14.7%)††

	Pre-Refunded General Obligation Bonds (2.9%)

	County (0.7%)

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,070,300

	School District (2.2%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,056,140

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,021,010

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	297,033

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,653,510

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	508,915

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,090,150

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	651,091

	Total School District		6,277,849

	Total Pre-Refunded General Obligation Bonds		8,348,149

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (11.8%)

	Airport (0.6%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,500,000	5.250%, 07/01/33	A1/A+/NR	1,630,665

	Excise Tax (1.7%)

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	893,027
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,313,275

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A3/AA/NR	1,540,335

	Tempe Excise Tax
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,017,830

	Total Excise Tax		4,764,467

	Higher Education (0.6%)

	Arizona Board of Regents (Arizona State University System)
885,000	5.000%, 07/01/32	NR/NR/NR*	1,004,696
715,000	5.000%, 07/01/32	NR/NR/NR*	811,704

	Total Higher Education		1,816,400

	Hospital (3.4%)

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,602,915

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,683,795
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,504,249

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	974,747
1,500,000	6.000%, 07/01/39	NR/NR/NR*	1,711,350

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,279,313

	Total Hospital		9,756,369

	Lease (1.4%)

	Arizona School Facilities Board COP
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,079,800
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,024,140

	Total Lease		4,103,940

	Mortgage (0.0%)

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue (National Health Project)
140,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	140,000

	Transportation (1.7%)

	Arizona Transportation Board Revenue
4,350,000	5.250%, 07/01/24	Aa2/AA+/AA	4,728,929

	Utility (1.6%)

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,592,925

	Greater Arizona Development Authority Revenue
700,000	5.000%, 08/01/24	NR/A/NR	714,322

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	280,258

	Total Utility		4,587,505

	Water/Sewer (0.8%)

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,221,560

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		33,749,835

	Total Pre-Refunded\ Escrowed to Maturity Bonds		42,097,984

	Total Municipal Bonds (cost $270,596,208)		283,005,910

Shares	Short-Term Investment (0.3%)

814,505	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.15%** (cost $814,505)	Aaa-mf/AAAm/NR	814,505

	Total Investments (cost $271,410,713-note b)	99.0%	283,820,415
	Other assets less liabilities	1.0	2,889,738
	Net Assets	100.0%	$286,710,153

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	13.1%
Pre-refunded bonds\ ETM bonds††	14.9
Aa of Moody's or AA of S&P or Fitch	48.4
A of Moody's or S&P or Fitch	17.7
Baa of Moody's or BBB of S&P	5.1
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $271,086,053 amounted to $12,734,362, which consisted of aggregate gross unrealized appreciation of $13,088,464 and aggregate gross unrealized depreciation of $354,102.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$814,505
Level 2 – Other Significant Observable Inputs- Municipal Bonds	283,005,910
Level 3 – Significant Unobservable Inputs	—
Total	$283,820,415
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 27, 2018